UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

August 31, 2019

Annual Report

to Shareholders

DWS U.S. Multi-Factor Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Portfolio Management Review
9	Performance Summary
11	Portfolio Summary
13	Investment Portfolio
38	Statement of Assets and Liabilities
39	Statement of Operations
40	Statements of Changes in Net Assets
41	Financial Highlights

43	Notes to Financial Statements
52	Report of Independent Registered Public Accounting Firm
54	Information About Your Fund’s Expenses
55	Tax Information
56	Advisory Agreement Board Considerations and Fee Evaluation
60	Board Members and Officers
64	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our Funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS U.S. Multi-Factor Fund

Letter to Shareholders

Dear Shareholder:

The markets, both domestic and global, have been increasingly influenced by geopolitical concerns in recent months — most notably the trade conflict between China and the United States and uncertainty around the implementation of Britain’s exit from the European Union (“Brexit”). The result has been increased volatility and continued efforts by central banks to bolster economic growth through monetary policy.

Against this backdrop, our Americas Chief Investment Officer (“CIO”) remains constructive, albeit more cautious than at the beginning of the year. In our view, while tariffs raise concerns, particularly for commodity producing and manufacturing industries, including the world’s regional economies tilted toward such industries and still suffering from their own weak internal recoveries, a robust labor market and other key metrics suggest the underpinnings of the U.S. economy remain intact.

Of course, these issues and their potential implications bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments may be warranted.

We invite you to access these views to better understand the changing landscape and, most important, what it may mean for you. The “Insights” section of our web site, dws.com, is home to our CIO View, which integrates the on-the-ground views of our worldwide network of economists, research analysts and investment professionals. This truly global perspective guides our strategic investment approach.

As always, we thank you for trusting DWS to help serve your investment needs.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS U.S. Multi-Factor Fund	|	3

Portfolio Management Review	(Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Institutional Class shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The Fund returned 1.39% in the 12-month period ended August 31, 2019. During the same interval, the Fund’s benchmark — the Russell 1000 Comprehensive Factor Index — gained 1.66%. Since our strategy is to replicate the performance of the index before the deduction of expenses, the Fund’s return is normally close to that of the index. The Russell 1000 Comprehensive Factor Index trailed the 2.49% return of the broad-based Russell 1000 Index in the 12-month period.

While domestic equities produced a narrow gain, the path to achieving the positive return was quite uneven. After displaying strength in September 2018, stocks fell sharply in the final three months of the year. The market initially turned lower in early October, when comments by U.S. Federal Reserve (Fed) Chairman Jerome Powell were taken as a sign that several more rate hikes could be on the way in the year ahead. Fed officials quickly made it clear that this was unlikely to be the case, but stocks continued to slide due to the combination of slowing global growth, uncertain U.S. trade policy, and declining corporate earnings estimates for 2019. The major indexes reached their low for the period with a dramatic downturn on December 24, 2018.

The investment picture began to change as the calendar turned to the New Year, and equities went on to post an impressive, four-month rally that brought the major indexes back into positive territory for the period. A number of developments provided fuel for the market’s advance in this time. First, the Fed communicated its intention to take a much less aggressive approach to its interest rate policy, raising hopes that several rate cuts could be in the offing by mid-2020. Investors also grew more sanguine regarding the prospects for both trade policy and economic growth. Not least, corporate earnings reports came in close to expectations, allaying fears that profits were set to turn sharply lower.

4	|	DWS U.S. Multi-Factor Fund

Investment Strategy and Process

The Fund, using a “passive” or indexing investment approach, seeks investment results, before fees and expenses, that correspond generally to the performance of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”), which is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The index provider, Frank Russell Company (“Index Provider”), selects companies from the starting universe for the Underlying Index by applying a consistent rules-based methodology to achieve exposure to companies demonstrating the factors listed below, while considering levels of diversification and capacity:

Value

Value investing generally refers to a strategy that buys stocks whose price is lower than the fundamental value of the stock. The Index Provider’s methodology for measuring the value factor attempts to identify stocks that have low prices relative to their fundamental value and that provide the possibility of excess returns. The value score is calculated by measuring a company’s valuation based on, among other things, cash-flow yield, earnings yield and sales to price and then comparing it to the company’s valuation based on share price.

Momentum

Momentum style investing emphasizes investing in securities that have had higher recent price performance compared to other securities, with the expectation that this will continue to produce short-term excess returns in the future. The momentum score is calculated based on each company’s cumulative 11 month return. The Index Provider’s methodology for measuring the momentum factor attempts to identify stocks with stronger past performance over the short-term.

Quality

The Index Provider’s methodology for measuring the quality factor attempts to identify stocks that are characterized by low debt, stable earnings growth, and other “quality” metrics, with the expectation that these will provide the possibility of excess returns. The quality score is calculated from a company’s leverage and profitability (e.g., return on assets, asset turnover and accruals).

Low Volatility

Volatility is a statistical measurement of the magnitude of increases or decreases in a stock’s price over time. The low volatility score is calculated based on the standard deviation of five years of weekly total returns. Low volatility investing is a strategy based on the concept that stocks that exhibit low volatility tend to perform better than stocks with higher volatility. The Index Provider’s methodology for measuring the low volatility factor attempts to identify stocks with a historically lower risk (and higher return) profile relative to those with higher risk.

Size

The size factor seeks to capture excess returns of smaller companies relative to larger counterparts. The size score is calculated based on the full market capitalization of a company. The Index Provider’s methodology for measuring the size factor attempts to identify stocks of smaller companies relative to their larger counterparts, with the expectation that these will provide the possibility of excess returns.

Companies are weighted in the Underlying Index based on their relative exposure to all five factors with companies that have higher factor scores receiving larger weightings.

DWS U.S. Multi-Factor Fund	|	5

Volatility rose over the final four months of the period, and stocks closed slightly off their late April high. During this interval, a further slowdown in global growth and an increasingly negative tone to the U.S.-China trade dispute created a great deal of uncertainty. These factors were largely offset by the prospect of more accommodative policies by the world’s central banks, which provided support for the markets despite the generally unfavorable news flow.

At the factor level, low-volatility stocks performed well as elevated uncertainty prompted investors to seek relative “safe havens.” The momentum factor produced modest outperformance, while size and quality finished closely in line with the index. The value factor was the largest underperformer, demonstrating investors’ ongoing preference for companies with the ability to deliver accelerating profits even in a time of slowing economic growth.

“While domestic equities produced a narrow gain, the path to achieving the positive return was quite uneven.”

Fund Performance

The outperformance of lower-volatility stocks was reflected in sector-level returns. The utilities sector was the top performer, as investors gravitated to its defensive characteristics and above-average dividend yields. Similarly, the real estate and consumer staples sectors soundly outpaced the broader index. At the same time, the period was also characterized by outperformance for traditional growth sectors such as information technology and consumer discretionary. The strong relative returns for both low-volatility stocks and faster growers reflected investors’ apparent preference for companies with below-average sensitivity to global growth trends. Financials also outperformed, with strength among insurance companies and exchange operators outweighing a weaker showing for the banking industry.

On the other end of the spectrum, sectors seen as having the highest vulnerability to the uncertainty surrounding growth and trade — including energy, industrials, and materials — underperformed. Health care, though traditionally regarded as a more defensive area of the market, lagged due in part to questions about a possible shift in government policy toward a “Medicare-for-all” model. The communications services sector also posted a narrow loss.

At the individual stock level, Starbucks Corp., AutoZone, Inc., and Ball Corp. were the leading contributors. Valero Energy Corp., Lear Corp., and Centene Corp. were the most notable detractors.

6	|	DWS U.S. Multi-Factor Fund

The Fund used derivatives, primarily futures contracts on domestic stock indexes. The purpose of these holdings was to add equity exposure rather than holding cash. The use of derivatives had no material impact on the Fund’s relative performance.

Outlook and Positioning

We continued to use a passive strategy designed to provide returns that approximate those of the benchmark. The Fund’s largest sector weightings as of August 31, 2019 were industrials, consumer discretionary, information technology, and financials, and its top individual holdings were CDW Corp., Lam Research Corp., and Cummins, Inc.

Portfolio Management Team

Bryan Richards, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2011 with 11 years of industry experience. Prior to his current role, he served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015. Prior to joining DWS he served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund, and at XShares Advisors, an ETF issuer based in New York.

–	Head of Passive Portfolio Management, Americas: New York.

–	BS in Finance, Boston College.

Patrick Dwyer, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2016 with 16 years of industry experience. Prior to joining DWS, he was the head of Northern Trust’s Equity Index, ETF, and Overlay portfolio management team in Chicago, managing portfolios for North American based clients. His time at Northern Trust included working in New York, Chicago, and in Hong Kong building a portfolio management desk. Prior to joining Northern Trust in 2003, he participated in the Deutsche Asset Management graduate training program. He rotated through the domestic fixed income and US structured equity fund management groups.

–	Lead Equity Portfolio Manager, US Passive Equities: New York.

–	BS in Finance, Rutgers University.

Shlomo Bassous, Vice President

Portfolio Manager of the Fund. Began managing the Fund in December 2017.

–

Joined DWS in 2017 with 13 years of industry experience. Prior to joining DWS, Mr. Bassous worked at Northern Trust where he filled a variety of operational functions supporting portfolio management. In 2010 he began managing equity portfolios on behalf of institutional clients across a variety of global benchmarks. Before joining Northern Trust in 2007, he worked at The Bank of New York Mellon and Morgan Stanley in a variety of roles supporting equity trading and portfolio management.

–	Equity Portfolio Manager, US Passive Equities: New York.

–	BS in Finance, Yeshiva University.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

DWS U.S. Multi-Factor Fund	|	7

Terms to Know

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Contribution and detraction incorporate both a stock’s total return and its weighting in the Fund.

Derivatives are contracts whose values can be based on a variety of instruments, including indices, currencies or securities. They can be utilized for a variety of reasons, including for hedging purposes, for risk management; for non-hedging purposes to seek to enhance potential gains, or as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

8	|	DWS U.S. Multi-Factor Fund

Performance Summary	August 31, 2019 (Unaudited)

Class R6	1-Year	Life of Fund*

Average Annual Total Returns as of 8/31/19
No Sales Charges	1.44%	8.62%
Russell 1000® Comprehensive Factor Index†	1.66%	8.91%

Institutional Class	1-Year	Life of Fund*

Average Annual Total Returns as of 8/31/19
No Sales Charges	1.39%	8.59%
Russell 1000® Comprehensive Factor Index†	1.66%	8.91%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 21, 2018 are 0.37% and 0.46% for Class R6 and Institutional Class shares, respectively, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS U.S. Multi-Factor Fund	|	9

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

*

The Fund commenced operations on May 1, 2017. The performance shown for the index is for the time period of April 30, 2017 through August 31, 2019, which is based on the performance period of the life of the Fund.

†

Russell 1000® Comprehensive Factor Index (the “Underlying Index”) is an unmanaged index which is designed to provide exposure to the US large-cap equities based on five investment style factors — Value, Momentum, Quality, Low Volatility and Size.

	Class R6	Institutional Class

Net Asset Value
8/31/19	$11.66	$11.66
8/31/18	$11.77	$11.77

Distribution Information as of 8/31/19
Income Dividends, Twelve Months	$.16	$.15
Capital Gain Distributions, Twelve Months	$.10	$.10

10	|	DWS U.S. Multi-Factor Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	8/31/19	8/31/18
Common Stocks	100%	98%
Cash Equivalents	0%	2%
Government & Agency Obligation	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	8/31/19	8/31/18
Industrials	17%	17%
Information Technology	15%	15%
Consumer Discretionary	14%	19%
Financials	12%	13%
Utilities	9%	6%
Real Estate	9%	4%
Health Care	8%	9%
Consumer Staples	7%	6%
Materials	5%	6%
Communication services	3%	2%
Energy	1%	3%
	100%	100%

DWS U.S. Multi-Factor Fund	|	11

Ten Largest Equity Holdings at August 31, 2019 (5.8% of Net Assets)		Percent
1	CDW Corp.	0.7%
	Provides information technology products and services
2	Lam Research Corp.	0.7%
	Manufactures, markets, and services semiconductor processing equipment used in the making of integrated circuits
3	Cummins, Inc.	0.6%
	Designs and manufactures diesel engines
4	Dollar General Corp.	0.6%
	Operator of chain of discount retail stores
5	Darden Restaurants, Inc.	0.6%
	Operator of restaurant services
6	Medical Properties Trust, Inc.	0.6%
	Self-advised real estate investment trust
7	Synopsys, Inc.	0.5%
	Supplies electronic design automation solutions to the global electronics market
8	Apartment Investment & Management Co.	0.5%
	Self-managed real estate investment trust
9	Progressive Corp.	0.5%
	Provider of property and casualty insurance
10	Starbucks Corp.	0.5%
	Provider of high-quality coffee

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 13. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 64 for contact information.

12	|	DWS U.S. Multi-Factor Fund

Investment Portfolio	as of August 31, 2019

	Shares	Value ($)
Common Stocks 99.7%
Communication Services 3.0%

Diversified Telecommunication Services 0.2%

AT&T, Inc.	3,456	121,859

CenturyLink, Inc.	3,843	43,733

Verizon Communications, Inc.	4,266	248,111

Zayo Group Holdings, Inc.*	3,123	105,120

		518,823

Entertainment 0.5%

Activision Blizzard, Inc.	502	25,401

Cinemark Holdings, Inc.	12,697	484,518

Electronic Arts, Inc.*	383	35,879

Liberty Media Corp.-Liberty Formula One “C”*	881	36,773

Live Nation Entertainment, Inc.*	4,749	330,103

Madison Square Garden Co. “A”*	927	233,910

Take-Two Interactive Software, Inc.*	1,167	154,009

Viacom, Inc. “B”	5,320	132,894

Walt Disney Co.	1,098	150,711

Zynga, Inc. “A”*	15,796	90,195

		1,674,393

Interactive Media & Services 0.3%

Alphabet, Inc. “A”*	51	60,717

Alphabet, Inc. “C”*	55	65,346

Facebook, Inc. “A”*	258	47,903

IAC/InterActiveCorp.*	2,524	642,711

Match Group, Inc.	457	38,754

		855,431

Media 1.8%

Altice U.S.A., Inc. “A”*	2,966	85,658

AMC Networks, Inc. “A”*	1,747	84,730

Cable One, Inc.	375	486,608

CBS Corp. “B”	5,748	241,761

Charter Communications, Inc. “A”*	499	204,385

Comcast Corp. “A”	3,887	172,039

Discovery, Inc. “A”*	464	12,806

Discovery, Inc. “C”*	1,522	39,618

DISH Network Corp. “A”*	5,286	177,398

Fox Corp. “A”	17,136	568,401

Fox Corp. “B”*	9,830	322,424

Interpublic Group of Companies, Inc.	16,664	331,280

John Wiley & Sons, Inc. “A”	1,832	81,524

Liberty Broadband Corp. “C”*	387	40,805

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	13

	Shares	Value ($)

Liberty Media Corp.-Liberty SiriusXM “A”*	1,548	62,679

Liberty Media Corp.-Liberty SiriusXM “C”*	3,029	123,613

New York Times Co. “A”	10,430	304,556

News Corp. “A”	2,303	31,666

Nexstar Media Group, Inc. “A”	3,100	306,559

Omnicom Group, Inc.	14,911	1,134,131

Sinclair Broadcast Group, Inc. “A”	1,749	77,953

Sirius XM Holdings, Inc.	10,279	63,421

Tribune Media Co. “A”	5,481	255,305

		5,209,320

Wireless Telecommunication Services 0.2%

T-Mobile U.S., Inc.*	2,080	162,344

Telephone & Data Systems, Inc.	14,138	356,277

United States Cellular Corp.*	1,831	65,898

		584,519

Consumer Discretionary 13.7%

Auto Components 0.4%

Aptiv PLC	2,293	190,709

BorgWarner, Inc.	5,170	168,697

Gentex Corp.	22,347	594,430

Goodyear Tire & Rubber Co.	1,869	21,437

Lear Corp.	1,637	183,770

		1,159,043

Automobiles 0.2%

Ford Motor Co.	37,371	342,692

General Motors Co.	6,390	237,005

Harley-Davidson, Inc.	4,338	138,382

Thor Industries, Inc.	496	22,772

		740,851

Distributors 0.7%

Genuine Parts Co.	14,947	1,349,565

LKQ Corp.*	6,517	171,202

Pool Corp.	2,317	455,012

		1,975,779

Diversified Consumer Services 1.0%

Bright Horizons Family Solutions, Inc.*	3,028	499,771

Frontdoor, Inc.*	6,318	324,366

Graham Holdings Co. “B”	896	630,838

Grand Canyon Education, Inc.*	1,850	232,360

H&R Block, Inc.	33,740	817,183

Service Corp. International	10,960	507,448

ServiceMaster Global Holdings, Inc.*	458	26,124

		3,038,090

The accompanying notes are an integral part of the financial statements.

14	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Hotels, Restaurants & Leisure 3.2%

Aramark	2,659	108,647

Carnival Corp.	7,379	325,266

Chipotle Mexican Grill, Inc.*	417	349,621

Choice Hotels International, Inc.	1,304	118,638

Darden Restaurants, Inc.	13,939	1,686,340

Domino’s Pizza, Inc.	1,572	356,592

Dunkin’ Brands Group, Inc.	4,259	351,112

Extended Stay America, Inc. (Units)	4,011	56,355

Hilton Worldwide Holdings, Inc.	3,515	324,681

Hyatt Hotels Corp. “A”	2,040	147,186

Las Vegas Sands Corp.	1,120	62,126

Marriott International, Inc. “A”	1,600	201,696

McDonald’s Corp.	937	204,238

MGM Resorts International	1,915	53,735

Norwegian Cruise Line Holdings Ltd.*	8,482	430,461

Planet Fitness, Inc. “A”*	2,206	155,766

Royal Caribbean Cruises Ltd.	3,056	318,680

Six Flags Entertainment Corp.	1,552	91,832

Starbucks Corp.	15,887	1,534,049

The Wendy’s Co.	17,466	384,252

Vail Resorts, Inc.	576	136,097

Wyndham Destinations, Inc.	6,141	272,292

Wyndham Hotels & Resorts, Inc.	691	35,504

Yum China Holdings, Inc.	9,570	434,765

Yum! Brands, Inc.	9,998	1,167,566

		9,307,497

Household Durables 2.0%

D.R. Horton, Inc.	10,738	531,209

Garmin Ltd.	12,427	1,013,670

Leggett & Platt, Inc.	10,754	399,941

Lennar Corp. “A”	5,258	268,158

Mohawk Industries, Inc.*	629	74,782

NVR, Inc.*	351	1,263,249

PulteGroup, Inc.	41,563	1,404,829

Tempur Sealy International, Inc.*	505	38,946

Toll Brothers, Inc.	14,036	507,963

Whirlpool Corp.	2,794	388,618

		5,891,365

Internet & Direct Marketing Retail 0.4%

Amazon.com, Inc.*	23	40,855

Booking Holdings, Inc.*	98	192,708

eBay, Inc.	13,396	539,725

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	15

	Shares	Value ($)

Expedia Group, Inc.	2,284	297,148

Qurate Retail, Inc.*	3,447	36,917

		1,107,353

Leisure Products 0.1%

Brunswick Corp.	785	36,581

Hasbro, Inc.	2,634	290,978

Polaris, Inc.	195	15,994

		343,553

Multiline Retail 1.2%

Dollar General Corp.	11,562	1,804,713

Dollar Tree, Inc.*	3,217	326,622

Kohl’s Corp.	4,566	215,789

Nordstrom, Inc. (a)	2,525	73,149

Ollie’s Bargain Outlet Holdings, Inc.*	1,455	80,680

Target Corp.	8,852	947,518

		3,448,471

Specialty Retail 3.8%

Advance Auto Parts, Inc.	4,278	590,150

AutoNation, Inc.*	974	46,226

AutoZone, Inc.*	1,332	1,467,451

Best Buy Co., Inc.	10,022	637,900

Burlington Stores, Inc.*	2,495	505,213

CarMax, Inc.*	3,158	262,998

Dick’s Sporting Goods, Inc.	5,436	185,042

Five Below, Inc.*	714	87,729

Foot Locker, Inc.	7,544	273,017

Home Depot, Inc.	795	181,189

L Brands, Inc.	781	12,894

Lowe’s Companies, Inc.	7,330	822,426

O’Reilly Automotive, Inc.*	2,718	1,043,060

Penske Automotive Group, Inc.	1,554	66,480

Ross Stores, Inc.	11,714	1,241,801

The Gap, Inc.	3,629	57,302

Tiffany & Co.	1,116	94,715

TJX Companies, Inc.	23,129	1,271,401

Tractor Supply Co.	12,706	1,294,487

Ulta Salon, Cosmetics & Fragrance, Inc.*	2,121	504,225

Williams-Sonoma, Inc.	5,822	383,088

		11,028,794

Textiles, Apparel & Luxury Goods 0.7%

Carter’s, Inc.	3,231	295,572

Columbia Sportswear Co.	1,456	136,558

Hanesbrands, Inc.	7,666	104,718

Lululemon Athletica, Inc.*	1,225	226,221

The accompanying notes are an integral part of the financial statements.

16	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

NIKE, Inc. “B”	5,087	429,851

PVH Corp.	815	61,777

Ralph Lauren Corp.	1,226	108,305

Tapestry, Inc.	3,480	71,862

VF Corp.	6,652	545,131

		1,979,995

Consumer Staples 6.7%

Beverages 0.5%

Brown-Forman Corp. “A”	764	43,984

Brown-Forman Corp. “B”	2,400	141,576

Coca-Cola Co.	1,151	63,351

Constellation Brands, Inc. “A”	1,266	258,707

Molson Coors Brewing Co. “B”	6,566	337,230

Monster Beverage Corp.*	3,948	231,629

PepsiCo, Inc.	2,380	325,417

		1,401,894

Food & Staples Retailing 1.8%

Casey’s General Stores, Inc.	6,521	1,094,550

Costco Wholesale Corp.	3,090	910,808

Kroger Co.	18,829	445,871

Sprouts Farmers Market, Inc.*	11,963	214,736

Sysco Corp.	19,879	1,477,606

U.S. Foods Holding Corp.*	15,399	622,890

Walgreens Boots Alliance, Inc.	9,202	471,050

Walmart, Inc.	721	82,381

		5,319,892

Food Products 2.5%

Archer-Daniels-Midland Co.	2,297	87,401

Bunge Ltd.	434	23,180

Campbell Soup Co.	2,094	94,230

Conagra Brands, Inc.	5,302	150,365

Flowers Foods, Inc.	13,292	303,058

General Mills, Inc.	8,028	431,906

Hormel Foods Corp.	14,945	636,806

Ingredion, Inc.	3,065	236,833

Kellogg Co.	5,091	319,715

Lamb Weston Holdings, Inc.	5,911	416,075

McCormick & Co., Inc.	3,981	648,386

Mondelez International, Inc. “A”	9,374	517,632

Pilgrim’s Pride Corp.*	3,586	111,740

Post Holdings, Inc.*	2,309	230,184

Seaboard Corp.	15	61,953

The Hershey Co.	5,030	797,154

The JM Smucker Co.	5,801	610,033

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	17

	Shares	Value ($)

TreeHouse Foods, Inc.*	2,033	102,971

Tyson Foods, Inc. “A”	15,729	1,463,426

		7,243,048

Household Products 1.4%

Church & Dwight Co., Inc.	12,468	994,697

Clorox Co.	4,918	777,831

Colgate-Palmolive Co.	10,113	749,879

Kimberly-Clark Corp.	9,044	1,276,199

Procter & Gamble Co.	1,274	153,173

Spectrum Brands Holdings, Inc.	2,012	112,410

		4,064,189

Personal Products 0.3%

Estee Lauder Companies, Inc. “A”	3,836	759,490

Herbalife Nutrition Ltd.*	1,398	48,133

		807,623

Tobacco 0.2%

Altria Group, Inc.	5,719	250,149

Philip Morris International, Inc.	5,076	365,929

		616,078

Energy 1.3%

Energy Equipment & Services 0.1%

Apergy Corp.*	762	19,797

Baker Hughes a GE Co.	1,784	38,695

Halliburton Co.	1,246	23,475

Helmerich & Payne, Inc.	991	37,252

Schlumberger Ltd.	1,027	33,305

		152,524

Oil, Gas & Consumable Fuels 1.2%

Apache Corp.	1,715	36,992

Cabot Oil & Gas Corp.	18,323	313,690

Cheniere Energy, Inc.*	1,677	100,134

Chevron Corp.	1,848	217,546

Cimarex Energy Co.	3,469	148,404

Concho Resources, Inc.	699	51,132

ConocoPhillips	8,782	458,245

Devon Energy Corp.	1,985	43,650

Diamondback Energy, Inc.	269	26,383

EOG Resources., Inc.	3,730	276,729

EQT Corp.	2,404	24,449

Equitrans Midstream Corp.	10,241	138,151

Exxon Mobil Corp.	1,843	126,209

Hess Corp.	755	47,527

HollyFrontier Corp.	1,060	47,022

The accompanying notes are an integral part of the financial statements.

18	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Kinder Morgan, Inc.	8,835	179,085

Murphy Oil Corp.	685	12,487

Noble Energy, Inc.	621	14,022

Occidental Petroleum Corp.	4,107	178,572

ONEOK, Inc.	1,381	98,438

Phillips 66	5,327	525,402

Pioneer Natural Resources Co.	1,473	181,798

Valero Energy Corp.	4,779	359,763

		3,605,830

Financials 12.3%

Banks 1.4%

Associated Banc-Corp.	2,549	49,043

Bank of America Corp.	1,006	27,675

Bank of Hawaii Corp.	1,081	89,377

BankUnited, Inc.	1,891	60,058

BB&T Corp.	4,627	220,477

CIT Group, Inc.	3,506	149,321

Citigroup, Inc.	1,319	84,878

Citizens Financial Group, Inc.	3,651	123,185

Comerica, Inc.	1,469	90,564

Commerce Bancshares, Inc.	2,574	146,898

Cullen/Frost Bankers, Inc.	801	66,491

East West Bancorp., Inc.	888	36,523

Fifth Third Bancorp.	7,903	209,034

First Citizens BancShares, Inc. “A”	259	115,151

First Hawaiian, Inc.	2,319	59,598

First Horizon National Corp.	2,070	32,768

First Republic Bank	1,276	114,483

FNB Corp.	6,783	72,917

Huntington Bancshares, Inc.	12,846	170,209

JPMorgan Chase & Co.	181	19,885

KeyCorp	8,116	134,726

M&T Bank Corp.	1,415	206,887

PacWest Bancorp.	1,366	46,553

People’s United Financial, Inc.	6,963	100,058

Pinnacle Financial Partners, Inc.	1,228	64,679

PNC Financial Services Group, Inc.	1,312	169,156

Popular, Inc.	5,368	282,196

Prosperity Bancshares, Inc.	1,109	71,996

Regions Financial Corp.	6,749	98,670

Signature Bank	841	98,103

Sterling Bancorp.	3,307	63,064

SunTrust Banks, Inc.	2,790	171,613

SVB Financial Group*	67	13,040

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	19

	Shares	Value ($)

Synovus Financial Corp.	520	18,481

TCF Financial Corp.	1,279	49,318

U.S. Bancorp.	3,684	194,110

Umpqua Holdings Corp.	2,531	39,762

Webster Financial Corp.	860	38,494

Wells Fargo & Co.	316	14,716

Western Alliance Bancorp.	791	34,345

Wintrust Financial Corp.	602	37,824

Zions Bancorp. NA	2,363	97,096

		3,983,422

Capital Markets 3.1%

Affiliated Managers Group, Inc.	182	13,947

Ameriprise Financial, Inc.	2,070	266,989

Bank of New York Mellon Corp.	2,509	105,529

BlackRock, Inc.	132	55,778

Cboe Global Markets, Inc.	4,521	538,722

Charles Schwab Corp.	1,072	41,025

CME Group, Inc.	688	149,496

E*TRADE Financial Corp.	1,448	60,440

Eaton Vance Corp.	3,126	134,793

Evercore, Inc. “A”	2,594	206,897

FactSet Research Systems, Inc.	2,992	814,093

Franklin Resources., Inc. (a)	25,966	682,386

Interactive Brokers Group, Inc. “A”	484	22,845

Intercontinental Exchange, Inc.	2,579	241,085

Invesco Ltd.	5,467	85,832

Janus Henderson Group PLC	3,377	64,534

Lazard Ltd. “A”	3,397	116,653

Legg Mason, Inc.	1,309	48,158

LPL Financial Holdings, Inc.	5,394	404,280

MarketAxess Holdings, Inc.	1,586	630,625

Moody’s Corp.	3,075	662,909

Morgan Stanley	1,520	63,065

Morningstar, Inc.	1,436	232,029

MSCI, Inc.	4,000	938,520

Nasdaq, Inc.	3,154	314,895

Northern Trust Corp.	1,424	125,212

Raymond James Financial, Inc.	2,696	211,663

S&P Global, Inc.	2,266	589,591

SEI Investments Co.	4,409	253,562

State Street Corp.	635	32,582

T. Rowe Price Group, Inc.	5,440	601,773

TD Ameritrade Holding Corp.	1,600	71,056

The Goldman Sachs Group., Inc.	584	119,083

		8,900,047

The accompanying notes are an integral part of the financial statements.

20	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Consumer Finance 0.9%

Ally Financial, Inc.	14,033	439,934

American Express Co.	2,548	306,703

Capital One Financial Corp.	3,561	308,454

Credit Acceptance Corp.*	457	206,861

Discover Financial Services	9,323	745,560

Navient Corp.	3,151	40,144

Santander Consumer U.S.A. Holdings, Inc.	1,868	48,773

SLM Corp.	2,413	20,366

Synchrony Financial	15,861	508,345

		2,625,140

Diversified Financial Services 0.1%

AXA Equitable Holdings, Inc.	6,271	130,249

Berkshire Hathaway, Inc. “B”*	121	24,612

Jefferies Financial Group, Inc.	4,562	85,036

Voya Financial, Inc.	3,769	185,887

		425,784

Insurance 6.0%

Aflac, Inc.	12,915	648,075

Alleghany Corp.*	196	146,865

Allstate Corp.	5,940	608,197

American Financial Group, Inc.	2,081	210,119

American International Group, Inc.	1,090	56,724

American National Insurance Co.	301	34,335

Aon PLC	2,558	498,426

Arch Capital Group Ltd.*	17,347	685,206

Arthur J. Gallagher & Co.	10,131	918,983

Assurant, Inc.	1,768	217,464

Assured Guaranty Ltd.	10,036	427,032

Athene Holding Ltd. “A”*	4,554	176,968

Axis Capital Holdings Ltd.	1,073	65,871

Brighthouse Financial, Inc.*	633	22,320

Brown & Brown, Inc.	16,133	595,146

Chubb Ltd.	2,202	344,129

Cincinnati Financial Corp.	2,928	329,371

CNA Financial Corp.	688	32,425

Erie Indemnity Co. “A”	2,725	597,620

Everest Re Group Ltd.	627	147,897

Fidelity National Financial, Inc.	25,262	1,110,012

First American Financial Corp.	15,287	893,525

Globe Life, Inc.	6,716	599,470

Hanover Insurance Group, Inc.	3,740	497,981

Hartford Financial Services Group, Inc.	8,023	467,580

Kemper Corp.	1,889	132,192

Lincoln National Corp.	2,739	144,838

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	21

	Shares	Value ($)

Loews Corp.	7,185	345,383

Markel Corp.*	46	52,582

Marsh & McLennan Companies, Inc.	8,556	854,659

Mercury General Corp.	764	40,874

MetLife, Inc.	5,285	234,125

Old Republic International Corp.	16,275	380,184

Primerica, Inc.	2,273	270,873

Principal Financial Group, Inc.	5,690	302,822

Progressive Corp.	20,307	1,539,271

Prudential Financial, Inc.	2,996	239,950

Reinsurance Group of America, Inc.	2,847	438,353

RenaissanceRe Holdings Ltd.	2,191	395,585

The Travelers Companies, Inc.	4,505	662,055

Unum Group	4,497	114,269

W.R. Berkley Corp.	7,853	559,526

Willis Towers Watson PLC	2,560	506,803

		17,546,085

Mortgage Real Estate Investment Trusts (REITs) 0.4%

AGNC Investment Corp.	6,484	96,417

Annaly Capital Management, Inc.	17,298	143,573

Chimera Investment Corp.	13,902	265,111

MFA Financial, Inc.	25,580	183,409

New Residential Investment Corp.	12,447	175,129

Starwood Property Trust, Inc.	8,661	202,927

Two Harbors Investment Corp.	4,107	51,872

		1,118,438

Thrifts & Mortgage Finance 0.4%

MGIC Investment Corp.	75,482	954,847

New York Community Bancorp., Inc.	11,346	130,933

		1,085,780

Health Care 7.9%

Biotechnology 0.5%

AbbVie, Inc.	1,501	98,676

Alexion Pharmaceuticals, Inc.*	281	28,314

Amgen, Inc.	2,074	432,678

Biogen., Inc.*	539	118,445

Celgene Corp.*	2,123	205,506

Gilead Sciences, Inc.	4,524	287,455

Incyte Corp.*	240	19,637

Regeneron Pharmaceuticals, Inc.*	526	152,566

United Therapeutics Corp.*	1,306	107,823

Vertex Pharmaceuticals, Inc.*	244	43,925

		1,495,025

The accompanying notes are an integral part of the financial statements.

22	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Health Care Equipment & Supplies 2.5%

Abbott Laboratories	1,886	160,913

Align Technology, Inc.*	255	46,693

Baxter International, Inc.	7,941	698,411

Becton, Dickinson & Co.	59	14,981

Boston Scientific Corp.*	3,216	137,420

Cantel Medical Corp.	219	20,133

Danaher Corp.	1,590	225,923

DENTSPLY SIRONA, Inc.	1,612	84,066

Edwards Lifesciences Corp.*	1,803	399,977

Hill-Rom Holdings, Inc.	2,721	292,997

Hologic, Inc.*	3,026	149,394

ICU Medical, Inc.*	170	27,497

IDEXX Laboratories, Inc.*	1,257	364,203

Integra LifeSciences Holdings Corp.*	381	22,868

Intuitive Surgical, Inc.*	361	184,594

Masimo Corp.*	3,175	486,569

Medtronic PLC	1,651	178,126

ResMed, Inc.	3,862	537,977

STERIS PLC	5,228	807,203

Stryker Corp.	1,165	257,069

Teleflex, Inc.	677	246,374

The Cooper Companies, Inc.	1,388	429,933

Varian Medical Systems, Inc.*	5,301	561,535

West Pharmaceutical Services, Inc.	5,184	754,065

Zimmer Biomet Holdings, Inc.	1,640	228,288

		7,317,209

Health Care Providers & Services 2.6%

AmerisourceBergen Corp.	4,120	338,952

Anthem, Inc.	1,388	362,990

Cardinal Health, Inc.	9,219	397,616

Centene Corp.*	988	46,061

Chemed Corp.	1,548	664,758

Covetrus, Inc.*	20,349	270,438

DaVita, Inc.*	1,262	71,139

Encompass Health Corp.	3,999	243,099

HCA Healthcare, Inc.	5,426	652,205

Henry Schein, Inc.*	17,734	1,092,769

Humana, Inc.	1,724	488,254

Laboratory Corp. of America Holdings*	2,345	392,928

McKesson Corp.	4,190	579,351

MEDNAX, Inc.*	729	15,367

Molina Healthcare, Inc.*	829	108,002

Premier, Inc. “A”*	11,042	389,341

Quest Diagnostics, Inc.	3,524	360,752

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	23

	Shares	Value ($)

UnitedHealth Group, Inc.	398	93,132

Universal Health Services, Inc. “B”	6,262	905,360

WellCare Health Plans, Inc.*	152	41,153

		7,513,667

Health Care Technology 0.5%

Cerner Corp.	17,202	1,185,390

Medidata Solutions, Inc.*	867	79,400

Veeva Systems, Inc. “A”*	1,200	192,456

		1,457,246

Life Sciences Tools & Services 1.2%

Agilent Technologies, Inc.	7,401	526,285

Bio-Rad Laboratories, Inc. “A”*	495	167,166

Bio-Techne Corp.	1,375	263,409

Bruker Corp.	5,143	222,023

Charles River Laboratories International, Inc.*	1,755	230,256

Illumina, Inc.*	134	37,700

IQVIA Holdings, Inc.*	2,298	356,535

Mettler-Toledo International, Inc.*	884	580,602

PerkinElmer, Inc.	2,299	190,127

PRA Health Sciences, Inc.*	993	98,148

QIAGEN NV*	1,953	67,750

Thermo Fisher Scientific, Inc.	726	208,406

Waters Corp.*	2,624	555,999

		3,504,406

Pharmaceuticals 0.6%

Allergan PLC	139	22,201

Bristol-Myers Squibb Co.	5,949	285,968

Catalent, Inc.*	1,042	54,955

Elanco Animal Health, Inc.*	7,045	183,311

Eli Lilly & Co.	2,798	316,090

Jazz Pharmaceuticals PLC*	818	104,827

Johnson & Johnson	706	90,622

Merck & Co., Inc.	1,996	172,594

Perrigo Co. PLC	215	10,058

Pfizer, Inc.	3,018	107,290

Zoetis, Inc.	2,927	370,031

		1,717,947

Industrials 16.9%

Aerospace & Defense 2.2%

Arconic, Inc.	3,031	78,321

Boeing Co.	337	122,698

BWX Technologies, Inc.	1,106	65,475

Curtiss-Wright Corp.	1,967	241,233

The accompanying notes are an integral part of the financial statements.

24	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

General Dynamics Corp.	1,050	200,833

HEICO Corp.	1,000	144,670

HEICO Corp. “A”	2,223	245,330

Hexcel Corp.	5,193	436,991

Huntington Ingalls Industries, Inc.	3,927	820,743

L3Harris Technologies, Inc.	5,702	1,205,460

Lockheed Martin Corp.	698	268,109

Northrop Grumman Corp.	555	204,168

Raytheon Co.	2,269	420,491

Spirit AeroSystems Holdings, Inc. “A”	6,023	485,454

Teledyne Technologies, Inc.*	2,484	766,538

Textron, Inc.	4,137	186,165

TransDigm Group, Inc.	571	307,381

United Technologies Corp.	627	81,660

		6,281,720

Air Freight & Logistics 0.8%

C.H. Robinson Worldwide, Inc.	11,759	993,518

Expeditors International of Washington, Inc.	11,371	808,478

FedEx Corp.	457	72,485

United Parcel Service, Inc. “B”	4,301	510,356

		2,384,837

Airlines 1.2%

Alaska Air Group, Inc.	8,366	499,618

American Airlines Group, Inc.	1,109	29,178

Copa Holdings SA “A”	336	34,668

Delta Air Lines, Inc.	17,070	987,670

JetBlue Airways Corp.*	20,693	358,403

Southwest Airlines Co.	21,436	1,121,531

United Airlines Holdings, Inc.*	6,306	531,659

		3,562,727

Building Products 1.4%

A.O. Smith Corp.	3,074	143,002

Allegion PLC	5,325	512,638

Armstrong World Industries, Inc.	3,500	334,145

Fortune Brands Home & Security, Inc.	7,927	404,753

Johnson Controls International PLC	18,098	772,604

Lennox International, Inc.	3,322	843,057

Masco Corp.	18,784	765,072

Owens Corning	1,613	92,522

Resideo Technologies, Inc.*	16,608	228,858

		4,096,651

Commercial Services & Supplies 1.2%

Cintas Corp.	2,045	539,471

Clean Harbors, Inc.*	4,238	311,705

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	25

	Shares	Value ($)

Copart, Inc.*	6,815	513,783

IAA, Inc.*	8,712	425,581

KAR Auction Services, Inc.	8,565	227,486

Republic Services, Inc.	5,393	481,325

Rollins, Inc.	5,816	190,823

Waste Management, Inc.	6,807	812,416

		3,502,590

Construction & Engineering 0.3%

AECOM*	7,658	271,706

Fluor Corp.	556	9,824

Jacobs Engineering Group, Inc.	1,756	156,038

Quanta Services, Inc.	8,351	283,099

Valmont Industries, Inc.	482	65,311

		785,978

Electrical Equipment 1.1%

Acuity Brands, Inc.	2,467	309,386

AMETEK, Inc.	5,940	510,424

Eaton Corp. PLC	9,217	743,996

Emerson Electric Co.	6,883	410,158

Hubbell, Inc.	2,715	356,045

nVent Electric PLC	3,537	71,660

Regal Beloit Corp.	2,664	188,878

Rockwell Automation, Inc.	3,735	570,671

Sensata Technologies Holding PLC*	2,988	136,193

		3,297,411

Industrial Conglomerates 0.7%

3M Co.	992	160,426

Carlisle Companies, Inc.	6,934	1,005,153

Honeywell International, Inc.	2,536	417,476

Roper Technologies, Inc.	976	357,958

		1,941,013

Machinery 5.2%

AGCO Corp.	9,497	656,433

Allison Transmission Holdings, Inc.	15,650	695,329

Caterpillar, Inc.	1,115	132,685

Colfax Corp.*	1,043	28,370

Crane Co.	3,875	295,430

Cummins, Inc.	12,123	1,809,600

Deere & Co.	1,001	155,065

Donaldson Co., Inc.	7,698	372,275

Dover Corp.	9,028	846,285

Flowserve Corp.	3,204	136,747

Fortive Corp.	6,145	435,680

Gardner Denver Holdings, Inc.*	820	23,518

The accompanying notes are an integral part of the financial statements.

26	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Graco, Inc.	10,721	488,556

IDEX Corp.	3,220	530,366

Illinois Tool Works, Inc.	4,314	646,496

Ingersoll-Rand PLC	5,826	705,470

ITT, Inc.	7,711	438,910

Lincoln Electric Holdings, Inc.	3,084	254,615

Middleby Corp.*	1,582	173,482

Nordson Corp.	2,198	298,840

Oshkosh Corp.	4,858	341,372

PACCAR, Inc.	21,372	1,401,148

Parker-Hannifin Corp.	3,968	657,775

Pentair PLC	6,828	245,262

Snap-on, Inc.	5,289	786,369

Stanley Black & Decker, Inc.	3,135	416,516

Timken Co.	2,867	115,196

Toro Co.	12,606	907,758

WABCO Holdings, Inc.*	5,276	704,399

Wabtec Corp.	230	15,918

Woodward, Inc.	1,396	150,559

Xylem, Inc.	4,750	363,898

		15,230,322

Marine 0.0%
Kirby Corp.*	1,204	88,602

Professional Services 0.8%

CoStar Group, Inc.*	645	396,591

Equifax, Inc.	1,466	214,593

IHS Markit Ltd.*	3,711	243,479

ManpowerGroup, Inc.	6,684	546,350

Nielsen Holdings PLC	1,033	21,445

Robert Half International, Inc.	5,531	295,743

TransUnion	1,043	87,247

Verisk Analytics, Inc.	3,639	587,844

		2,393,292

Road & Rail 1.2%

AMERCO	529	186,007

CSX Corp.	4,145	277,798

Genesee & Wyoming, Inc. “A”*	1,591	176,410

J.B. Hunt Transport Services, Inc.	2,698	291,492

Kansas City Southern	4,053	509,868

Knight-Swift Transportation Holdings, Inc.	3,324	113,481

Landstar System, Inc.	4,996	557,154

Norfolk Southern Corp.	2,566	446,612

Old Dominion Freight Line, Inc.	2,375	388,930

Ryder System, Inc.	1,414	68,112

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	27

	Shares	Value ($)

Schneider National, Inc. “B”	1,399	27,197

Union Pacific Corp.	1,633	264,481

		3,307,542

Trading Companies & Distributors 0.7%

Air Lease Corp.	2,023	84,035

Fastenal Co.	25,482	780,259

HD Supply Holdings, Inc.*	9,327	362,914

MSC Industrial Direct Co., Inc. “A”	2,227	150,590

United Rentals, Inc.*	188	21,161

Univar, Inc.*	2,431	47,040

W.W. Grainger, Inc.	906	247,927

Watsco, Inc.	1,562	255,465

WESCO International, Inc.*	1,515	68,296

		2,017,687

Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	4,355	164,706

Information Technology 14.9%

Communications Equipment 0.7%

Arista Networks, Inc.*	83	18,810

Ciena Corp.*	5,715	233,915

Cisco Systems, Inc.	4,694	219,726

EchoStar Corp. “A”*	749	31,645

F5 Networks, Inc.*	2,436	313,586

Juniper Networks, Inc.	19,496	451,528

Motorola Solutions, Inc.	3,941	712,966

Ubiquiti, Inc.	164	18,124

ViaSat, Inc.*	2,058	163,261

		2,163,561

Electronic Equipment, Instruments & Components 2.0%

Amphenol Corp. “A”	5,560	486,723

Arrow Electronics, Inc.*	2,427	167,948

Avnet, Inc.	8,484	355,395

CDW Corp.	16,778	1,937,859

Cognex Corp.	2,004	90,340

Corning, Inc.	31,006	863,517

Dolby Laboratories, Inc. “A”	3,741	230,296

FLIR Systems, Inc.	5,528	272,365

Jabil, Inc.	16,035	461,968

Keysight Technologies, Inc.*	2,972	287,868

Littelfuse, Inc.	203	31,682

National Instruments Corp.	4,935	207,270

Trimble, Inc.*	2,881	108,095

Zebra Technologies Corp. “A”*	1,092	223,893

		5,725,219

The accompanying notes are an integral part of the financial statements.

28	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

IT Services 4.8%

Accenture PLC “A”	1,887	373,947

Akamai Technologies, Inc.*	3,827	341,101

Alliance Data Systems Corp.	224	27,541

Amdocs Ltd.	12,426	804,459

Automatic Data Processing, Inc.	2,389	405,748

Black Knight, Inc.*	4,758	296,185

Booz Allen Hamilton Holding Corp.	11,251	849,563

Broadridge Financial Solutions, Inc.	4,546	588,434

CACI International, Inc. “A”*	1,891	420,350

Cognizant Technology Solutions Corp. “A”	4,599	282,333

CoreLogic, Inc.*	1,017	49,223

DXC Technology Co.	1,182	39,266

EPAM Systems, Inc.*	4,542	869,021

Euronet Worldwide, Inc.*	2,594	397,245

Fidelity National Information Services, Inc.	2,165	294,916

Fiserv, Inc.*	6,009	642,602

FleetCor Technologies, Inc.*	1,245	371,508

Gartner, Inc.*	2,304	307,976

Genpact Ltd.	11,779	482,468

Global Payments, Inc.	1,130	187,557

GoDaddy, Inc. “A”*	1,196	75,755

International Business Machines Corp.	3,555	481,809

Jack Henry & Associates, Inc.	3,423	496,198

Leidos Holdings, Inc.	13,671	1,194,299

MasterCard, Inc. “A”	322	90,601

Paychex, Inc.	8,226	672,064

PayPal Holdings, Inc.*	1,157	126,171

Sabre Corp.	4,921	116,332

Total System Services, Inc.	1,281	171,936

VeriSign, Inc.*	5,450	1,110,982

Visa, Inc. “A”	419	75,764

Western Union Co.	57,732	1,277,032

WEX, Inc.*	538	110,048

		14,030,434

Semiconductors & Semiconductor Equipment 3.0%

Analog Devices, Inc.	4,776	524,548

Applied Materials, Inc.	15,851	761,165

Broadcom, Inc.	871	246,179

Cypress Semiconductor Corp.	8,017	184,471

Entegris, Inc.	3,781	161,940

Intel Corp.	3,801	180,205

KLA Corp.	7,307	1,080,705

Lam Research Corp.	9,166	1,929,535

Maxim Integrated Products, Inc.	7,460	406,868

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	29

	Shares	Value ($)

Microchip Technology, Inc.	213	18,388

MKS Instruments, Inc.	2,380	186,330

Monolithic Power Systems, Inc.	1,251	188,351

ON Semiconductor Corp.*	2,976	52,973

Qorvo, Inc.*	620	44,287

QUALCOMM., Inc.	1,019	79,248

Skyworks Solutions, Inc.	2,470	185,917

Teradyne, Inc.	20,316	1,076,139

Texas Instruments, Inc.	4,271	528,536

Versum Materials, Inc.	2,743	142,636

Xilinx, Inc.	7,066	735,288

		8,713,709

Software 3.3%

Adobe, Inc.*	734	208,830

ANSYS, Inc.*	3,728	770,056

Aspen Technology, Inc.*	5,467	728,204

Atlassian Corp. PLC “A”*	200	26,902

Autodesk, Inc.*	230	32,849

Avalara, Inc.*	359	30,278

Cadence Design Systems, Inc.*	17,336	1,187,169

CDK Global, Inc.	3,349	144,543

Citrix Systems, Inc.	5,437	505,532

Fair Isaac Corp.*	1,218	429,613

Fortinet, Inc.*	7,475	591,871

Guidewire Software, Inc.*	326	31,355

Intuit, Inc.	2,337	673,897

LogMeIn, Inc.	456	30,479

Manhattan Associates, Inc.*	4,218	348,533

Microsoft Corp.	1,757	242,220

Nuance Communications, Inc.*	4,631	77,847

Oracle Corp.	3,358	174,818

Palo Alto Networks, Inc.*	419	85,317

Paycom Software, Inc.*	237	59,278

Pegasystems, Inc.	340	23,851

Proofpoint, Inc.*	142	16,133

PTC, Inc.*	1,025	67,107

RealPage, Inc.*	457	29,097

salesforce.com, Inc.*	948	147,954

ServiceNow, Inc.*	499	130,658

SS&C Technologies Holdings, Inc.	697	32,487

Symantec Corp.	6,624	154,008

Synopsys, Inc.*	10,893	1,544,736

Teradata Corp.*	2,937	90,665

Tyler Technologies, Inc.*	1,051	269,624

The accompanying notes are an integral part of the financial statements.

30	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

VMware, Inc. “A”	3,893	550,626

Workday, Inc. “A”*	202	35,811

		9,472,348

Technology Hardware, Storage & Peripherals 1.1%

Apple, Inc.	1,840	384,082

Dell Technologies Inc. “C”*	10,331	532,356

Hewlett Packard Enterprise Co.	32,932	455,120

HP, Inc.	42,937	785,318

NCR Corp.*	2,082	65,604

NetApp, Inc.	11,209	538,704

Xerox Holdings Corp.	13,321	386,176

		3,147,360

Materials 5.1%

Chemicals 2.6%

Air Products & Chemicals, Inc.	4,313	974,393

Albemarle Corp.	1,122	69,261

Ashland Global Holdings, Inc.	2,318	169,770

Axalta Coating Systems Ltd.*	4,303	124,271

Cabot Corp.	1,101	44,040

Celanese Corp.	6,887	780,779

CF Industries Holdings, Inc.	2,853	137,486

Corteva, Inc.	974	28,558

Dow, Inc.	16,915	721,087

DuPont de Nemours, Inc.	1,608	109,231

Eastman Chemical Co.	1,911	124,922

Ecolab, Inc.	2,588	533,930

FMC Corp.	2,643	228,170

LyondellBasell Industries NV “A”	2,663	206,063

NewMarket Corp.	780	370,305

Olin Corp.	2,628	44,623

PPG Industries, Inc.	8,697	963,541

RPM International, Inc.	9,331	631,429

Scotts Miracle-Gro Co.	1,112	118,228

The Mosaic Co.	4,291	78,912

The Sherwin-Williams Co.	929	489,351

Valvoline, Inc.	16,302	368,425

W.R. Grace & Co.	2,171	146,998

		7,463,773

Construction Materials 0.1%

Eagle Materials, Inc.	363	30,561

Martin Marietta Materials, Inc.	367	93,133

Vulcan Materials Co.	1,375	194,219

		317,913

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	31

	Shares	Value ($)

Containers & Packaging 1.8%

AptarGroup, Inc.	2,357	288,072

Ardagh Group SA	1,489	24,911

Avery Dennison Corp.	5,844	675,391

Ball Corp.	13,754	1,105,959

Berry Global Group, Inc.*	8,275	323,883

Crown Holdings, Inc.*	6,809	448,305

Graphic Packaging Holding Co.	1,569	21,668

International Paper Co.	11,518	450,354

Owens-Illinois, Inc.	7,094	72,146

Packaging Corp. of America	3,253	327,187

Sealed Air Corp.	6,424	255,804

Silgan Holdings, Inc.	13,459	400,540

Sonoco Products Co.	16,287	931,616

WestRock Co.	1,795	61,353

		5,387,189

Metals & Mining 0.5%

Newmont Goldcorp Corp.	753	30,037

Nucor Corp.	10,707	524,429

Reliance Steel & Aluminum Co.	7,969	774,826

Royal Gold, Inc.	286	38,147

Steel Dynamics, Inc.	2,550	68,850

		1,436,289

Paper & Forest Products 0.1%
Domtar Corp.	8,435	277,933

Real Estate 8.6%

Real Estate Investment Trusts (REITs) 8.1%

Alexandria Real Estate Equities, Inc.	1,531	229,405

American Campus Communities, Inc.	2,671	124,148

American Homes 4 Rent “A”	3,839	98,202

American Tower Corp.	793	182,541

Americold Realty Trust	5,509	200,638

Apartment Investment & Management Co. “A”	30,223	1,541,373

Apple Hospitality REIT, Inc.	14,129	225,075

AvalonBay Communities, Inc.	2,935	623,864

Boston Properties, Inc.	2,320	297,934

Brandywine Realty Trust	7,320	105,042

Brixmor Property Group, Inc.	24,737	455,903

Brookfield Property REIT, Inc. “A”	20,045	377,247

Camden Property Trust	1,843	199,505

Columbia Property Trust, Inc.	1,636	34,994

CoreSite Realty Corp.	1,478	171,714

Corporate Office Properties Trust	2,719	78,552

Cousins Properties, Inc.	5,104	177,109

The accompanying notes are an integral part of the financial statements.

32	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Crown Castle International Corp.	1,124	163,171

CubeSmart	7,032	252,378

CyrusOne, Inc.	616	45,251

Digital Realty Trust, Inc.	1,163	143,782

Douglas Emmett, Inc.	2,572	108,538

Duke Realty Corp.	13,295	442,325

Empire State Realty Trust, Inc. “A”	4,008	56,352

EPR Properties	6,247	488,828

Equinix, Inc.	283	157,427

Equity Commonwealth	12,635	425,294

Equity LifeStyle Properties, Inc.	3,869	521,232

Equity Residential	4,188	354,975

Essex Property Trust, Inc.	1,114	357,884

Extra Space Storage, Inc.	3,827	466,588

Federal Realty Investment Trust	2,128	274,959

Gaming and Leisure Properties, Inc.	12,476	488,061

HCP, Inc.	38,236	1,327,172

Healthcare Trust of America, Inc. “A”	8,555	242,620

Highwoods Properties, Inc.	3,943	170,377

Hospitality Properties Trust	8,491	204,973

Host Hotels & Resorts, Inc.	44,086	707,139

Hudson Pacific Properties, Inc.	1,980	67,320

Invitation Homes, Inc.	2,295	66,004

Iron Mountain, Inc.	10,114	322,131

JBG SMITH Properties	1,235	47,251

Kilroy Realty Corp.	2,647	206,095

Kimco Realty Corp.	11,556	212,399

Lamar Advertising Co. “A”	9,049	693,606

Liberty Property Trust	4,225	220,207

Life Storage, Inc.	2,989	316,714

Medical Properties Trust, Inc.	83,446	1,551,261

Mid-America Apartment Communities, Inc.	1,823	230,938

National Retail Properties, Inc.	7,762	435,836

Omega Healthcare Investors, Inc.	8,005	325,643

Outfront Media, Inc.	7,394	203,187

Paramount Group, Inc.	2,144	28,258

Park Hotels & Resorts, Inc.	22,187	522,504

Prologis, Inc.	5,648	472,286

Public Storage	2,683	710,297

Rayonier, Inc.	2,000	53,600

Realty Income Corp.	3,630	267,930

Regency Centers Corp.	3,133	202,110

Retail Properties of America, Inc. “A”	6,680	75,885

SBA Communications Corp.	433	113,632

Simon Property Group, Inc.	4,262	634,782

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	33

	Shares	Value ($)

SL Green Realty Corp.	882	70,754

Spirit Realty Capital, Inc.	2,932	140,560

STORE Capital Corp.	5,717	215,874

Sun Communities, Inc.	1,362	201,304

Taubman Centers, Inc.	977	38,152

The Macerich Co.	630	17,974

UDR, Inc.	5,430	261,617

Ventas, Inc.	3,119	228,903

VEREIT, Inc.	3,826	37,304

VICI Properties, Inc.	25,711	569,756

Vornado Realty Trust	2,234	135,090

Weingarten Realty Investors	19,477	515,946

Welltower, Inc.	2,088	187,001

Weyerhaeuser Co.	2,770	72,879

WP Carey, Inc.	4,614	414,337

		23,609,899

Real Estate Management & Development 0.5%

CBRE Group, Inc. “A”*	20,952	1,095,161

Howard Hughes Corp.*	152	19,193

Jones Lang LaSalle, Inc.	1,971	264,213

		1,378,567

Utilities 9.3%

Electric Utilities 4.5%

Alliant Energy Corp.	10,705	561,477

American Electric Power Co., Inc.	11,569	1,054,514

Avangrid, Inc.	2,131	107,701

Duke Energy Corp.	6,423	595,669

Edison International	6,932	500,976

Entergy Corp.	10,933	1,233,680

Evergy, Inc.	3,652	237,380

Eversource Energy	11,388	912,520

Exelon Corp.	24,256	1,146,339

FirstEnergy Corp.	9,397	432,262

Hawaiian Electric Industries, Inc.	16,937	752,003

IDACORP, Inc.	5,450	598,464

NextEra Energy, Inc.	1,728	378,570

OGE Energy Corp.	18,041	773,418

Pinnacle West Capital Corp.	11,170	1,064,613

PPL Corp.	33,855	1,000,415

Southern Co.	12,182	709,723

Xcel Energy, Inc.	17,153	1,101,566

		13,161,290

The accompanying notes are an integral part of the financial statements.

34	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Gas Utilities 0.8%

Atmos Energy Corp.	7,623	840,283

National Fuel Gas Co.	8,773	410,050

UGI Corp.	22,325	1,086,558

		2,336,891

Independent Power & Renewable Electricity Producers 0.5%

AES Corp.	83,297	1,276,943

NRG Energy, Inc.	3,904	142,106

Vistra Energy Corp.	6,415	160,054

		1,579,103

Multi-Utilities 3.1%

Ameren Corp.	15,991	1,233,706

CenterPoint Energy, Inc.	42,296	1,171,176

CMS Energy Corp.	16,697	1,052,746

Consolidated Edison, Inc.	8,754	778,230

Dominion Energy, Inc	5,269	409,032

DTE Energy Co.	10,821	1,403,051

MDU Resources Group, Inc.	7,590	204,095

NiSource, Inc.	8,600	254,130

Public Service Enterprise Group, Inc.	13,224	799,655

Sempra Energy	3,546	502,220

WEC Energy Group, Inc.	11,958	1,145,218

		8,953,259

Water Utilities 0.4%

American Water Works Co., Inc.	5,515	702,170

Aqua America, Inc.	7,435	329,296

		1,031,466

Total Common Stocks (Cost $250,545,876)		290,005,832

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.088%**, 9/19/2019 (b) (Cost $136,857)	137,000	136,881

	Shares	Value ($)
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (c) (d) (Cost $645,329)	645,329	645,329

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	35

	Shares	Value ($)

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.14% (c) (Cost $780,204)	780,204	780,204

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $252,108,266)	100.2	291,568,246
Other Assets and Liabilities, Net	(0.2)	(682,611)

Net Assets	100.0	290,885,635

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2019 are as follows:

Value ($) at 8/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)		Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.04% (c) (d)
1,005,789	—	360,460	(e)	—	—	8,355	—	645,329	645,329
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.14% (c)
5,668,691	33,968,018	38,856,505		—	—	70,410	—	780,204	780,204
6,674,480	33,968,018	39,216,965		—	—	78,765	—	1,425,533	1,425,533

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $628,153, which is 0.2% of net assets.

(b)	At August 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2019.

The accompanying notes are an integral part of the financial statements.

36	|	DWS U.S. Multi-Factor Fund

At August 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	USD	9/20/2019	1	81,549	80,960	(589)
S&P 500 E-Mini Index	USD	9/20/2019	3	441,646	438,720	(2,926)
S&P MidCap 400 E-Mini Index	USD	9/20/2019	2	391,029	376,280	(14,749)
Total unrealized depreciation						(18,264)

USD: United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$290,005,832	$—	$—	$290,005,832
Government & Agency Obligation	—	136,881	—	136,881
Short-Term Investments (f)	1,425,533	—	—	1,425,533
Total	$291,431,365	$136,881	$—	$291,568,246

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(18,264)	$—	$—	$(18,264)
Total	$(18,264)	$—	$—	$(18,264)

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	37

Statement of Assets and Liabilities

as of August 31, 2019

Assets
Investments in non-affiliated securities, at value (cost $250,682,733) — including $628,153 of securities loaned	$290,142,713
Investment in DWS Government & Agency Securities Portfolio (cost $645,329)*	645,329
Investment in DWS Central Cash Management Government Fund (cost $780,204)	780,204
Cash	10,000
Dividends receivable	476,970
Interest receivable	1,871
Receivable for variation margin on futures contracts	598
Other assets	17,371
Total assets	292,075,056

Liabilities
Payable upon return of securities loaned	645,329
Payable for Fund shares redeemed	130,000
Accrued management fee	19,268
Accrued Trustees’ fees	4,250
Other accrued expenses and payables	390,574
Total liabilities	1,189,421
Net assets, at value	$290,885,635

Net Assets Consist of
Distributable earnings (loss)	33,344,753
Paid-in capital	257,540,882
Net assets, at value	$290,885,635

Net Asset Value
Class R6

Net Asset Value, offering and redemption price per share ($242,394 ÷ 20,796 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.66
Institutional Class

Net Asset Value, offering and redemption price per share ($290,643,241 ÷ 24,936,213 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.66

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

38	|	DWS U.S. Multi-Factor Fund

Statement of Operations

for the year ended August 31, 2019

Investment Income
Income:

Dividends (net of foreign taxes withheld of $515)	$5,728,960
Interest	10,735
Income distributions — DWS Central Cash Management Government Fund	70,410
Securities lending income, net of borrower rebates	8,355
Total income	5,818,460
Expenses:

Management fee	452,258
Administration fee	301,505
Services to shareholders	338,311
Custodian fee	13,474
Professional fees	71,813
Reports to shareholders	38,143
Registration fees	44,397
Trustees’ fees and expenses	17,425
Licensing fee	56,046
Other	38,369
Total expenses before expense reductions	1,371,741
Expense reductions	(316,568)
Total expenses after expense reductions	1,055,173
Net investment income	4,763,287

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	(6,293,830)
Futures	(860,757)
(7,154,587)
Change in net unrealized appreciation (depreciation) on:

Investments	3,705,819
Futures	(98,747)
3,607,072
Net gain (loss)	(3,547,515)
Net increase (decrease) in net assets resulting from operations	$1,215,772

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	39

Statements of Changes in Net Assets

	Years Ended August 31,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income (loss)	$4,763,287	$4,124,119
Net realized gain (loss)	(7,154,587)	2,789,634
Change in net unrealized appreciation (depreciation)	3,607,072	37,331,640
Net increase (decrease) in net assets resulting from operations	1,215,772	44,245,393
Distributions to shareholders:

Class R6	(5,224)	(3,091)
Institutional Class	(6,902,119)	(3,905,471)
Total distributions	(6,907,343)	(3,908,562)*
Fund share transactions:

Proceeds from shares sold	21,590,000	73,170,090
Reinvestment of distributions	6,907,343	3,908,561
Payments for shares redeemed	(59,550,279)	(33,444,753)
Net increase (decrease) in net assets from Fund share transactions	(31,052,936)	43,633,898
Increase (decrease) in net assets	(36,744,507)	83,970,729
Net assets at beginning of period	327,630,142	243,659,413

Net assets at end of period	$290,885,635	$327,630,142 **

*

Includes distributions from net investment income of $2,881 and $3,641,280 for Class R6 and Institutional Class, respectively and distributions from net realized gains of $210 and $264,191 for Class R6 and Institutional Class, respectively.

**	Includes undistributed net investment income of $839,209.

The accompanying notes are an integral part of the financial statements.

40	|	DWS U.S. Multi-Factor Fund

Financial Highlights

	Years Ended August 31,		Period Ended
Class R6	2019	2018	8/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$11.77	$10.22	$10.00
Income (loss) from investment operations:

Net investment income (loss)[b]	.18	.16	.06
Net realized and unrealized gain (loss)	(.03)	1.54	.17
Total from investment operations	.15	1.70	.23
Less distributions from:

Net investment income	(.16)	(.14)	(.01)
Net realized gains	(.10)	(.01)	—
Total distributions	(.26)	(.15)	(.01)
Net asset value, end of period	$11.66	$11.77	$10.22
Total Return (%)[c]	1.44	16.78	2.35	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	.2	.2
Ratio of expenses before expense reductions (%)	.35	.37	.62	*
Ratio of expenses after expense reductions (%)	.30	.30	.35	*
Ratio of net investment income (%)	1.63	1.49	1.84	*
Portfolio turnover rate (%)	51	54	10	**

[a]	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	41

	Years Ended August 31,		Period Ended
Institutional Class	2019	2018	8/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$11.77	$10.22	$10.00
Income (loss) from investment operations:

Net investment income (loss)[b]	.18	.16	.06
Net realized and unrealized gain (loss)	(.04)	1.54	.17
Total from investment operations	.14	1.70	.23
Less distributions from:

Net investment income	(.15)	(.14)	(.01)
Net realized gains	(.10)	(.01)	—
Total distributions	(.25)	(.15)	(.01)
Net asset value, end of period	$11.66	$11.77	$10.22
Total Return (%)[c]	1.39	16.76	2.35	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	291	327	243
Ratio of expenses before expense reductions (%)	.46	.46	.68	*
Ratio of expenses after expense reductions (%)	.35	.35	.35	*
Ratio of net investment income (%)	1.58	1.43	1.91	*
Portfolio turnover rate (%)	51	54	10	**

[a]	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

42	|	DWS U.S. Multi-Factor Fund

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS U.S. Multi-Factor Fund (the “Fund”) is a diversified series of the Deutsche DWS Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers two classes of shares: Class R6 and Institutional Class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

DWS U.S. Multi-Factor Fund	|	43

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies;

44	|	DWS U.S. Multi-Factor Fund

quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended August 31, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market funds managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of August 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

DWS U.S. Multi-Factor Fund	|	45

As of August 31, 2019, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At August 31, 2019, the Fund had a net tax basis capital loss carryforward of approximately $7,363,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($4,463,000) and long-term losses ($2,900,000).

The Fund has reviewed the tax positions for the open tax years as of August 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from REITs, certain securities sold at a loss, and futures contracts. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At August 31, 2019, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$1,926,681
Capital loss carryforwards	$(7,363,000)
Net unrealized appreciation (depreciation) on investments	$38,781,018

At August 31, 2019, the aggregate cost of investments for federal income tax purposes was $252,787,228. The net unrealized appreciation for all investments based on tax cost was $38,781,018. This consisted of

46	|	DWS U.S. Multi-Factor Fund

aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $48,106,180 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $9,325,162.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended August 31,
	2019	2018
Distributions from ordinary income*	$6,487,551	$3,754,958
Distributions from long-term capital gains	$419,792	$153,604

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended August 31, 2019, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

DWS U.S. Multi-Factor Fund	|	47

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of August 31, 2019, is included in a table following the Fund’s Investment Portfolio. For the year ended August 31, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $896,000 to $6,175,000.

The following tables summarize the value of the Fund’s derivative instruments held as of August 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(18,264)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended August 31, 2019, and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$(860,757)

The above derivative is located in the following Statement of Operations accounts:

(b)	Net realized gain (loss) from futures

48	|	DWS U.S. Multi-Factor Fund

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(98,747)

The above derivative is located in the following Statement of Operations accounts:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended August 31, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $152,817,411 and $179,300,466, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from September 1, 2018 through December 20, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class R6	.30%
Institutional Class	.35%

For the year ended August 31, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class R6	$123
Institutional Class	316,445
$316,568

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable

DWS U.S. Multi-Factor Fund	|	49

monthly. For the year ended August 31, 2019, the Administration Fee was $301,505, of which $24,530 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the year ended August 31, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at August 31, 2019
Class R6	$26	$4
Institutional Class	7,681	1,201
	$7,707	$1,205

In addition, for the year ended August 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Institutional Class	$329,190

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended August 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $24,394, of which $10,370 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent

50	|	DWS U.S. Multi-Factor Fund

that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the year ended August 31, 2019, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $629.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may be able to borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The fund had no outstanding loans at August 31, 2019.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Institutional Class	1,943,929	$21,590,000	6,632,549	$73,170,090

Shares issued to shareholders in reinvestment of distributions
Class R6	487	$5,224	280	$3,091
Institutional Class	646,559	6,902,119	353,311	3,905,470
		$6,907,343		$3,908,561

Shares redeemed
Institutional Class	(5,468,678)	$(59,550,279)	(2,987,967)	$(33,444,753)

Net increase (decrease)
Class R6	487	$5,224	280	$3,091
Institutional Class	(2,878,190)	(31,058,160)	3,997,893	43,630,807
		$(31,052,936)		$43,633,898

DWS U.S. Multi-Factor Fund	|	51

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Institutional Funds and Shareholders of DWS U.S. Multi-Factor Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS U.S. Multi-Factor Fund (the “Fund”) (one of the funds constituting Deutsche DWS Institutional Funds) (the “Trust”), including the investment portfolio, as of August 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from May 1, 2017 (commencement of operations) through August 31, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Institutional Funds) at August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from May 1, 2017 (commencement of operations) through August 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of

52	|	DWS U.S. Multi-Factor Fund

material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

October 25, 2019

DWS U.S. Multi-Factor Fund	|	53

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2019 to August 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

54	|	DWS U.S. Multi-Factor Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2019 (Unaudited)

Actual Fund Return	Class R6	Institutional Class
Beginning Account Value 3/1/19	$1,000.00	$1,000.00
Ending Account Value 8/31/19	$1,056.20	$1,056.00
Expenses Paid per $1,000*	$1.55	$1.81

Hypothetical 5% Fund Return	Class R6	Institutional Class
Beginning Account Value 3/1/19	$1,000.00	$1,000.00
Ending Account Value 8/31/19	$1,023.69	$1,023.44
Expenses Paid per $1,000*	$1.53	$1.79

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class R6	Institutional Class
DWS U.S. Multi-Factor Fund	.30%	.35%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

The Fund paid distributions of $0.01 per share from net long-term capital gains during its year ended August 31, 2019.

For corporate shareholders, 73% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended August 31, 2019, qualified for the dividends received deduction.

For federal Income tax purposes, the Fund designates $6,560,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS U.S. Multi-Factor Fund	|	55

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS U.S. Multi-Factor Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s fees and expenses and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain

56	|	DWS U.S. Multi-Factor Fund

invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Because the Fund commenced operations in May 2017, only limited Fund performance information was available to the Board as part of its 2018 contract review process.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Institutional Class shares total (net) operating expenses were

DWS U.S. Multi-Factor Fund	|	57

expected to be higher than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee

58	|	DWS U.S. Multi-Factor Fund

schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS U.S. Multi-Factor Fund	|	59

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	80	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	80	Portland General Electric[2] (utility company) (2003– present)

60	|	DWS U.S. Multi-Factor Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	80	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	80	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	80	Director, Aberdeen Japan Fund (since 2007)

DWS U.S. Multi-Factor Fund	|	61

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	80	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	80	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	80	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	80	—

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)

62	|	DWS U.S. Multi-Factor Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); and Assistant Secretary, DBX ETF Trust (2019–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Chief Financial Officer and Treasurer, since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[10] (1984) Assistant Secretary, since February 8, 2019	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

[10]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS U.S. Multi-Factor Fund	|	63

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

64	|	DWS U.S. Multi-Factor Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Institutional Class
Nasdaq Symbol	DMFJX
CUSIP Number	25159R 767
Fund Number	1467

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at
https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DMFRX
CUSIP Number	25159R 775
Fund Number	1667

DWS U.S. Multi-Factor Fund	|	65

Notes

Notes

Notes

Notes

Notes

Notes

DUMFF-2

(R-052313-5 10/19)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS U.S. Multi-Factor Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2019	$37,837	$0	$7,961	$0
2018	$37,837	$0	$5,500	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2019	$0	$740,482	$0
2018	$0	$470,936	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2019	$7,961	$740,482	$0	$748,443
2018	$5,500	$470,936	$513,130	$989,566

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2018 and 2019 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the DWS Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Multi-Factor Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/6/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/6/2019